Ordinary shares	12 Months Ended
Dec. 31, 2019
Ordinary shares
Ordinary shares
22.	Ordinary shares

The Company was incorporated in the Cayman Islands in May 2011.

On August 30, 2013, the Group’s Board of Directors approved that the Group redesigned the share capital and adopted a dual class ordinary share structure immediately upon the completion of IPO. Upon completion of the Group’s IPO on November 5, 2013, the Company’s shares were divided into Class A ordinary shares and Class B ordinary shares, at par value of US $0.00001. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share, voting together as one class on all matters subject to a shareholders’ vote. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstance.

On April 20, 2015, the Group acquired certain number of ordinary and preference shares of Ganji from Ganji's shareholders, after  which the Group held less than 50% equity stake in Gangi. On August 6, 2015, the Company committed RMB2.5 billion (US$406.7 million) cash and 46.5 million newly issued ordinary shares of the Company to several private equity funds, of which RMB1.7 billion (US$272.4 million) cash and 46.5 million ordinary shares were contributed to the funds in August 2015. These funds, together with Tencent, acquired the remaining equity interest in Ganji on August 6, 2015.

On December 11, 2015, the Company issued 4.3 million Class A ordinary shares to Tencent to early repay RMB806.0 million (US$125.0 million) principal amount and settle the accrued interest payable of RMB47.0 million (US$7.3 million) of the convertible note to Tencent.

As of December 31, 2018, 4,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares were authorized, 296,444,579 ordinary shares were issued and outstanding, of which 250,858,415 were Class A ordinary shares and 45,586,164 were Class B ordinary shares.

As of December 31, 2019, 4,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares were authorized, 299,277,413 ordinary shares were issued and outstanding, of which 254,045,293 were Class A ordinary shares and 45,232,120 were Class B ordinary shares.